UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6397

Fidelity California Municipal Trust II
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2007

Item 1. Reports to Stockholders

Fidelity California AMT Tax-Free
Money Market Fund

and

Fidelity California Municipal
Money Market Fund

Annual Report

February 28, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity California AMT Tax-Free Money Market Fund
	<Click Here>	Investment Changes/Performance
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity California Municipal Money Market Fund
	<Click Here>	Investment Changes/Performance
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Investments - continued

	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period* September 1, 2006 to February 28, 2007
Fidelity California AMT Tax-Free Money Market Fund
Actual	$ 1,000.00	$ 1,016.20	$ 1.75**
Hypothetical A	$ 1,000.00	$ 1,023.06	$ 1.76**
Fidelity California Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,015.50	$ 2.60
Hypothetical A	$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If fees effective April 1, 2007 had been in effect during the entire period, the annualized expense ratio would have been .30% and the expenses paid in the actual and hypothetical examples above would have been $1.50 and $1.51, respectively.

Annualized Expense Ratio
Fidelity California AMT Tax-Free Money Market Fund	.35%
Fidelity California Municipal Money Market Fund	.52%

Annual Report

Fidelity California AMT Tax-Free Money Market Fund

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 2/28/07	% of fund's investments 8/31/06	% of fund's investments 2/28/06
0 - 30	88.8	95.5	88.2
31 - 90	4.7	0.9	5.5
91 - 180	5.4	0.2	5.4
181 - 397	1.1	3.4	0.9
Weighted Average Maturity
	2/28/07	8/31/06	2/28/06
Fidelity California AMT Tax-Free Money Market Fund	18 Days	17 Days	18 Days
California Tax Free Money Market Funds Average*	19 Days	26 Days	22 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2007	As of August 31, 2006
Variable Rate Demand Notes (VRDNs) 81.6%	Variable Rate Demand Notes (VRDNs) 87.9%
Commercial Paper (including CP Mode) 11.1%	Commercial Paper (including CP Mode) 6.8%
Tender Bonds 0.9%	Tender Bonds 0.6%
Municipal Notes 5.4%	Municipal Notes 3.9%
Other Investments 0.6%	Other Investments 0.2%
Net Other Assets 0.4%	Net Other Assets 0.6%

Current and Historical Seven-Day Yields

	2/26/07	11/27/06	8/28/06	5/29/06	2/27/06
Fidelity California AMT Tax-Free Money Market Fund	3.29%	3.26%	3.25%	3.19%	2.81%

If Fidelity had not reimbursed certain fund expenses	3.17%	3.18%	3.17%	3.11%	2.69%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Fidelity California AMT Tax-Free Money Market Fund

Investments February 28, 2007

Showing Percentage of Net Assets

Municipal Securities - 99.6%
	Principal Amount (000s)	Value (000s)
California - 92.2%
ABAG Fin. Auth. for Nonprofit Corp. Rev.:
Participating VRDN Series MT 40, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 11,000	$ 11,000
3.63%, LOC KBC Bank NV, VRDN (a)	7,335	7,335
Alameda Corridor Trans. Auth. Rev. Participating VRDN:
Series BS 05 222 Class A, 3.61% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	5,435	5,435
Series PZ 51, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,505	6,505
Series PZ 61, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,725	8,725
Alhambra Ctfs. of Prtn. Participating VRDN Series PT 3457, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,700	4,700
Anaheim Pub. Fing. Auth. Lease Rev. Participating VRDN Series PT 2067, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,785	5,785
Apple Valley Unified School District Participating VRDN Series Putters 544, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,645	3,645
Bay Area Infrastructure Fing. Auth.:
Bonds 4% 8/1/07	20,000	20,047
Participating VRDN:
Series MSTC 287, 3.55% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	9,000	9,000
Series Putters 1637, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,840	8,840
Bay Area Toll Auth. Toll Bridge Rev. Participating VRDN:
Series EGL 06 83 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	30,000	30,000
Series MT 238, 3.75% (Liquidity Facility DEPFA BANK PLC) (a)(c)	34,130	34,130
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. Participating VRDN:
Series PT 1745, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,470	9,470
Series ROC II R1024, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	13,300	13,300
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Participating VRDN:
Series PA 1201R, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,900	10,900
Series PT 759, 3.64% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	10,295	10,295
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Participating VRDN:
Series Putters 310, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 4,995	$ 4,995
Series Putters 322, 3.65% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	5,950	5,950
Series 2002 C1, 3.61%, LOC Dexia Cr. Local de France, VRDN (a)	32,000	32,000
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN Series ROC II R2062, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,710	5,710
California Econ. Recovery Participating VRDN:
Series PA 1262, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,650	7,650
Series PT 2216, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,170	5,170
Series PT 965, 3.64% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	20,000	20,000
Series ROC II R2114, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,110	5,110
California Edl. Facilities Auth. Rev. Participating VRDN:
MS 1383, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	8,620	8,620
MS 1384, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	8,620	8,620
Series EGL 06 31 Class 2003 A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	15,800	15,800
Series SGB 45, 3.65% (Liquidity Facility Societe Generale) (a)(c)	5,000	5,000
Series Solar 06 65, 3.65% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	10,345	10,345
Series Stars 07 002, 3.64% (Liquidity Facility BNP Paribas SA) (a)(c)	7,320	7,320
California Gen. Oblig.:
Bonds Series AAB 00 1, 3.65%, tender 3/7/07 (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	9,900	9,900
Participating VRDN:
MOTC PA 1396, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,540	4,540
MS 06 1437, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	7,000	7,000
ROCS RR II R 622 PB, 3.66% (Liquidity Facility Deutsche Postbank AG) (a)(c)	2,455	2,455
Series DB 179, 3.64% (Liquidity Facility Deutsche Bank AG) (a)(c)	15,875	15,875
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Participating VRDN:
Series EGL 05 1000 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	$ 16,090	$ 16,090
Series LB 06 FP3, 3.56% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	29,900	29,900
Series MACN 06 N, 3.65% (Liquidity Facility Bank of America NA) (a)(c)	28,865	28,865
Series Merlots 02 A17, 3.54% (Liquidity Facility Bank of New York, New York) (a)(c)	5,705	5,705
Series Merlots 03 A45, 3.54% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,215	5,215
Series Merlots B45, 3.54% (Liquidity Facility Wachovia Bank NA) (a)(c)	37,045	37,045
Series MT 162, 3.64% (Liquidity Facility DEPFA BANK PLC) (a)(c)	2,000	2,000
Series PA 1231, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,180	6,180
Series PA 1357, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,490	8,490
Series PT 1252, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,100	10,100
Series PT 2266, 3.64% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	7,815	7,815
Series PT 2281, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,225	5,225
Series PT 2485, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,075	2,075
Series PT 964, 3.64% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	4,995	4,995
Series PT 990, 3.64% (Liquidity Facility BNP Paribas SA) (a)(c)	6,700	6,700
Series Putters 1256, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,425	5,425
Series Putters 1618, 3.65% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	4,420	4,420
Series Putters 1680, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,700	5,700
Series Putters 1723, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,180	4,180
Series Putters 482, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,495	7,495
Series Putters 556Z, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,450	7,450
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Participating VRDN:
Series ROC II R 1079, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	$ 4,415	$ 4,415
Series ROC II R 3049, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	4,415	4,415
Series ROC II R 4566, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	4,415	4,415
Series ROC II R 6524, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	4,415	4,415
Series SG 84, 3.64% (Liquidity Facility Societe Generale) (a)(c)	1,660	1,660
Series SGA 55, 3.55% (Liquidity Facility Societe Generale) (a)(c)	9,050	9,050
Series SGB 7, 3.65% (Liquidity Facility Societe Generale) (a)(c)	170	170
Series SGC 06 2 Class A, 3.67% (Liquidity Facility Societe Generale) (a)(c)	1,900	1,900
Series Solar 05 4, 3.64% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	15,000	15,000
3.65% (Liquidity Facility Bank of New York, New York) (a)(c)	11,830	11,830
RAN 4.5% 6/29/07	5,625	5,644
3.45% 3/6/07 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	3,500	3,500
3.47% 3/2/07 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	35,000	35,000
3.48% 3/7/07 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	20,000	20,000
3.48% 3/12/07 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	20,000	20,000
3.48% 4/4/07 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	25,000	25,000
3.5% 3/2/07 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	25,000	25,000
3.5% 4/3/07 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	23,000	23,000
3.51% 4/4/07 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	18,500	18,500
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series MS 01 592, 3.69% (Liquidity Facility Morgan Stanley) (a)(c)	11,170	11,170
Series PA 1414 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	14,010	14,010
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev. Participating VRDN:
PT 3501, 3.64% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	$ 8,855	$ 8,855
Series EGL 04 28 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	9,425	9,425
Series MS 06 1362, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	32,000	32,000
Series PA 1193, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,285	6,285
California Pub. Works Board Lease Rev. Participating VRDN:
Series MSTC 9052, 3.55% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	8,990	8,990
Series PT 3262, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,260	5,260
Series PT 3412, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,880	7,880
Series Putters 609, 3.65% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	1,095	1,095
California School Cash Reserve Prog. TRAN Series A, 4.5% 7/6/07 (AMBAC Insured)	18,000	18,061
California Schools Participating VRDN:
Series MS 06 1544, 3.68% (Liquidity Facility Morgan Stanley) (a)(c)	26,780	26,780
Series PZP 019, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,890	10,890
Series PZP 13, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,500	8,500
Series PZP 14, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,300	6,300
Series PZP 2, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,275	3,275
Series PZP 9, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	18,160	18,160
California State Participating VRDN:
Series LB 07 F2, 3.6% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	13,000	13,000
Series ROC 681, 3.65% (Liquidity Facility Citibank NA) (a)(c)	6,000	6,000
California State Obligations Participating VRDN Series LB 07 K21, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	12,660	12,660
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Rev. & Colleges:
Participating VRDN MS 06 1411, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	$ 4,000	$ 4,000
Series 2001 A, 3.43% 3/1/07, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	20,201	20,201
California Statewide Cmntys. Dev. Auth. Iam Commercial Paper Bonds (Kaiser Permanente Health Sys. Proj.) Series 2004 K:
3.48% tender 3/1/07	1,500	1,500
3.55% tender 4/2/07	21,000	21,000
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds (Kaiser Permanente Health Sys. Proj.) Series 2001 A, 3.52%, tender 5/1/07 (a)(b)	22,000	22,000
Participating VRDN:
Series Putters 1425, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,895	4,895
Series ROCS RR II R 571CE, 3.65% (Liquidity Facility Citibank NA) (a)(c)	10,600	10,600
(Kaiser Permanente Health Sys. Proj.) Series 2003 A, 3.47%, VRDN (a)	29,050	29,050
California Statewide Cmntys. Dev. Auth. Rev. Ctfs. of Prtn. Participating VRDN Series Merlots 99 E, 3.54% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,000	5,000
Carson Redev. Agcy. Participating VRDN:
Series PT 2346, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,735	5,735
Series ROC II R2076, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	6,285	6,285
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. Participating VRDN Series PT 3750, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,400	6,400
Chabot - Las Positas Cmnty. College District Participating VRDN Series MSTC 284, 3.61% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	3,780	3,780
Chino Redev. Agcy. Tax Alloc Participating VRDN 3.65% (Liquidity Facility Bank of New York, New York) (a)(c)	6,905	6,905
Clovis Unified School District Participating VRDN Series PZ 42, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	560	560
Coast Cmnty. College District Participating VRDN:
Series Putters 1417, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,245	2,245
Series ROCS RR II R 6088, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	4,630	4,630
Contra Costa County Gen. Oblig. TRAN Series A, 4.5% 12/11/07	4,000	4,034
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Contra Costa Wtr. District Wtr. Rev. Participating VRDN Series PT 1666, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 5,615	$ 5,615
Culver City School Facilities Fing. Auth. Participating VRDN Series Merlots 05 A24, 3.54% (Liquidity Facility Wachovia Bank NA) (a)(c)	11,985	11,985
Desert Sands California Participating VRDN Series 06 41, 3.66% (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	11,475	11,475
Desert Sands Unified School District Participating VRDN Series ROCS RR II R 6086, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,735	5,735
East Bay Muni. Util. District Wtr. Sys. Rev.:
Participating VRDN:
Series EGL 06 80 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	9,870	9,870
Series EGL 7053015 Class A, 3.66% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(c)	21,430	21,430
Series EGL 720050045 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	19,800	19,800
Series ROC II R 2073, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	4,040	4,040
Series 1988:
3.47% 3/15/07, CP	5,000	5,000
3.52% 4/5/07, CP	2,500	2,500
East Side Union High School District Santa Clara County Participating VRDN 3.54% (Liquidity Facility Wachovia Bank NA) (a)(c)	4,295	4,295
El Camino Hosp. District Participating VRDN:
Series MSTC 3039, 3.61% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	13,735	13,735
Series ROC II R 4086, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	6,725	6,725
Fairfield-Suisun Unified School District Participating VRDN Series ROC II R 6019, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	2,925	2,925
Foothill-De Anza Cmnty. College District Participating VRDN:
Series Merlots 00 YY, 3.54% (Liquidity Facility Wachovia Bank NA) (a)(c)	11,690	11,690
Series PZ 57, 3.69% (Liquidity Facility BNP Paribas SA) (a)(c)	7,595	7,595
Series ROC II R4540, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	7,475	7,475
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Participating VRDN:
Series PZ 41, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 3,880	$ 3,880
Series PZ 96, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,275	6,275
Fresno Unified School District Participating VRDN Series DB 109, 3.64% (Liquidity Facility Deutsche Bank AG) (a)(c)	6,165	6,165
Gavilan Joint Cmnty. College District Participating VRDN:
Series Putters 587Z, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,010	5,010
Series ROC II R 2123, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	6,795	6,795
Golden State Tobacco Securitization Corp. Participating VRDN:
Series 1503, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	2,600	2,600
Series Best 05 230, 3.61% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	4,025	4,025
Series LB 05 FC1, 3.56% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	10,000	10,000
Series LB 05 FC2, 3.56% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	10,345	10,345
Series MS 1220, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	16,000	16,000
Series MS 1271, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	15,390	15,390
Series MS 1298, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	37,750	37,750
Series MSTC 238, 3.61% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	4,350	4,350
Series PA 1237, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,740	2,740
Series PT 3572, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,080	2,080
Series PZ 86, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,860	4,860
Series ROC II R 9024, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	9,460	9,460
Series ROC II R287X, 3.67% (Liquidity Facility Citibank NA) (a)(c)	3,535	3,535
Series ROC II R443CE, 3.67% (Liquidity Facility Citibank NA) (a)(c)	3,400	3,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Participating VRDN: - continued
Series ROC II R509, 3.65% (Liquidity Facility Citibank NA) (a)(c)	$ 8,000	$ 8,000
Series TOC 04 B, 3.65% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	12,000	12,000
Series TOC 06 Z4, 3.71% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	1,898	1,898
Series TOC 06 Z5, 3.71% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	2,630	2,630
3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	18,500	18,500
3.66% (Liquidity Facility Citibank NA) (a)(c)	14,000	14,000
3.66% (Liquidity Facility Citibank NA) (a)(c)	61,905	61,905
Golden West Schools Fing. Auth.:
Bonds Series PT 2985, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (a)(c)(d)	5,735	5,735
Participating VRDN Series PT 3016, 3.64% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	8,850	8,850
Greenfield Redev. Agcy. Participating VRDN Series Putters 1595, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,980	4,980
Grossmont Union High School District Participating VRDN Series PT 3489, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,800	6,800
Grossmont-Cuyamaca Cmnty. College District Participating VRDN Series ROC II R6052, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	4,860	4,860
Irwindale Cmnty. Dev. Agcy. Tax Participating VRDN Series PT 3542, 3.64% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	7,095	7,095
La Quinta Fing. Auth. Local Agcy. Rev. Participating VRDN Series ROC II R412, 3.65% (Liquidity Facility Citibank NA) (a)(c)	5,580	5,580
Long Beach Unified School District Participating VRDN ROC II R 4560, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	6,975	6,975
Los Angeles Cmnty. College Participating VRDN Series ROC II R 644, 3.65% (Liquidity Facility Citibank NA) (a)(c)	2,665	2,665
Los Angeles County Gen. Oblig. TRAN Series A, 4.5% 6/29/07	15,000	15,048
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series EGL 04 46 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	9,700	9,700
Series PT 3553, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,435	4,435
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.: - continued
Series A, 3.4% 3/8/07, LOC BNP Paribas SA, LOC Dexia Cr. Local de France, CP	$ 21,349	$ 21,349
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series Merlots 00 JJJ, 3.54% (Liquidity Facility Wachovia Bank NA) (a)(c)	13,830	13,830
Los Angeles County Sanitation District Fin. Auth. Rev. Participating VRDN Series Solar 06 55, 3.64% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	10,690	10,690
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series EGL 7053026 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	18,000	18,000
Series PA 1192, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,980	7,980
Series PT 2286, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,515	5,515
Series Putters 1302Z, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,495	7,495
Series ROC II R3010, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,100	5,100
Series ROC II R4033, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	10,315	10,315
Series ROC II R4510, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	6,780	6,780
Series Solar 06 37, 3.65% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	8,450	8,450
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series EGL 06 0067, 3.66% (Liquidity Facility Citibank NA) (a)(c)	24,000	24,000
Series EGL 06 0144, 3.66% (Liquidity Facility Citibank NA) (a)(c)	22,800	22,800
Series Merlots 99 L, 3.54% (Liquidity Facility Wachovia Bank NA) (a)(c)	8,500	8,500
Series Solar 06 48, 3.67% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	15,650	15,650
Los Angeles Gen. Oblig.:
Participating VRDN Series PT 1476, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,255	10,255
TRAN 4.5% 6/29/07	59,000	59,147
Los Angeles Muni. Impt. Corp. Lease Rev. Participating VRDN Series PT 1405, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,440	8,440
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District:
Participating VRDN:
Series Austin 109, 3.65% (Liquidity Facility Bank of America NA) (a)(c)	$ 8,500	$ 8,500
Series EGL 06 0143, 3.66% (Liquidity Facility Citibank NA) (a)(c)	30,600	30,600
Series EGL 06 88 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	4,515	4,515
Series GS 07 9TP, 3.67% (Liquidity Facility DEPFA BANK PLC) (a)(c)	3,250	3,250
Series MS 06 1475, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	8,440	8,440
Series MS 06 1596, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	5,500	5,500
Series MSTC 01 135, 3.63% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	9,995	9,995
Series MT 285, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,640	5,640
Series PT 1763, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	16,740	16,740
Series PT 2196, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,610	9,610
Series PT 3382, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,950	5,950
Series PT 3409, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,025	4,025
Series PT 3553, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,300	8,300
Series PT 3722, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,735	4,735
Series PT 3753, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,680	5,680
Series PT 3754, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,700	2,700
Series PT 3856, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,160	8,160
Series Putters 1442, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,000	8,000
Series Putters 1558, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,000	7,000
Series Putters 1729, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,000	8,000
Series ROC II R 808 PB, 3.52% (Liquidity Facility Deutsche Postbank AG) (a)(c)	10,425	10,425
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District: - continued
Participating VRDN:
Series ROC II RR 625X, 3.65% (Liquidity Facility Citibank NA) (a)(c)	$ 11,000	$ 11,000
Series ROC RR II 6089, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	3,845	3,845
Series ROC RR II 7029, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	9,260	9,260
Series Solar 06 18, 3.67% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	5,260	5,260
TRAN 4.25% 12/3/07	16,100	16,198
Los Angeles Wastewtr. Sys. Rev. Participating VRDN:
Series EGL 7053003 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	11,000	11,000
Series ROC II R4034, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	13,540	13,540
Merced Irrigation District Elec. Sys. Rev. Participating VRDN Series ROC II R512, 3.65% (Liquidity Facility Citibank NA) (a)(c)	3,250	3,250
Metropolitan Wtr. District Southern California Wtrwks. Rev. Participating VRDN:
Series FRRI 00 A6, 3.54% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(c)	7,000	7,000
Series Merlots 99 O, 3.54% (Liquidity Facility Wachovia Bank NA) (a)(c)	11,880	11,880
Series MSTC 01 113A, 3.55% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	14,890	14,890
Series PA 837, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,995	4,995
Mount San Antonio Cmnty. College Participating VRDN Series ROC II R 7042, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	7,865	7,865
Northern California Pwr. Agcy. Pub. Pwr. Rev. Participating VRDN Series MS 01 836, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	5,495	5,495
Norwalk-Mirada Unified School District Participating VRDN Series SG 169, 3.67% (Liquidity Facility Societe Generale) (a)(c)	12,000	12,000
Oak Grove School District Participating VRDN Series ROC II R7527, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	9,895	9,895
Oakland Gen. Oblig. Participating VRDN:
Series Merlots 00 A, 3.54% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,000	3,000
Series PT 959, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,300	4,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Joint Powers Fing. Auth. Participating VRDN Series Putters 1253, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 4,200	$ 4,200
Oxnard Fing. Auth. Wtr. Rev. Participating VRDN:
Series SG 174, 3.67% (Liquidity Facility Societe Generale) (a)(c)	4,960	4,960
Series Solar 06 85, 3.64% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	12,000	12,000
Pasadena Elec. Rev. Participating VRDN Series PT 2282, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,270	5,270
Pomona Pub. Fing. Auth. Rev. Participating VRDN Series PT 3849, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,285	5,285
Poway Redev. Agcy. Tax Allocation Rev. Participating VRDN:
Series Putters 372, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,085	11,085
Series ROC II R2046, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	4,245	4,245
Rancho Santiago Cmnty. College District Participating VRDN Series ROC II R2181, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,580	5,580
Rowland Unified School District Participating VRDN Series MS 06 1484, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	8,000	8,000
Sacramento City Fing. Auth. Rev. Participating VRDN:
Series PT 3757, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	11,105	11,105
Series PZ 93, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,350	5,350
Sacramento County Sanitation District Fing. Auth. Rev. Participating VRDN:
Series EGL 04 47 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	15,200	15,200
Series Putters 1407, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,900	2,900
Series ROC II R504, 3.65% (Liquidity Facility Citibank NA) (a)(c)	3,230	3,230
Sacramento County Wtr. Fing. Auth. Participating VRDN Series PA 1176, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,120	4,120
Sacramento Muni. Util. District Elec. Rev. Participating VRDN:
Series BA 02 M, 3.65% (Liquidity Facility Bank of America NA) (a)(c)	3,975	3,975
Series PA 1180, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,500	2,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento Muni. Util. District Elec. Rev. Participating VRDN: - continued
Series PT 2140, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 7,180	$ 7,180
Series PT 2215, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,630	5,630
Series Putters 591, 3.65% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	2,175	2,175
Sacramento Muni. Util. District Fing. Auth. Rev. Participating VRDN Series Putters 1237Z, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,475	10,475
San Diego Cmnty. College District Participating VRDN Series ROC II R7016, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	14,925	14,925
San Diego County Reg'l. Arpt. Auth. Commercial Paper Series 2003 B:
3.45% 3/6/07, LOC BNP Paribas SA, CP	3,000	3,000
3.55% 4/4/07, LOC BNP Paribas SA, CP	23,560	23,560
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2005 C, 3.43% 3/14/07 (Liquidity Facility JPMorgan Chase Bank), CP	6,000	6,000
San Diego County Wtr. Auth.:
Series 1, 3.5% 3/14/07 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	5,000	5,000
Series 3, 3.5% 3/13/07 (Liquidity Facility Dexia Cr. Local de France), CP	45,000	45,000
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series PT 2375, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,995	4,995
San Diego Unified School District Participating VRDN:
Series MS 01 847, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	8,210	8,210
Series MS 1499, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	5,945	5,945
Series MS 965, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	4,015	4,015
Series PA 1245, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,335	1,335
Series PT 3724, 3.64% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	6,980	6,980
Series PT 3879, 3.64% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	5,320	5,320
Series ROC II R1067, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	3,470	3,470
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. Participating VRDN Series MS 06 1318X, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	$ 7,965	$ 7,965
San Francisco Bldg. Auth. Lease Rev. Participating VRDN Series PT 3461, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,900	3,900
San Francisco City & County Pub. Util. Commission Wtr. Rev. Participating VRDN:
Series MS 06 1321, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	5,000	5,000
Series ROC II R 6085, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	2,080	2,080
San Francisco County Trans. Auth. Series 2004 A, 3.53% 3/8/07 (Liquidity Facility Landesbank Baden-Wuert), CP	9,050	9,050
San Francisco Student Finl. Auth. Participating VRDN Series Solar 06 97, 3.64% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	14,765	14,765
San Gabriel Valley Govts. 3.58% 4/2/07, LOC Bayerische Landesbank Girozentrale, CP	13,400	13,400
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Participating VRDN:
Series GS 06 90, 3.68% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	2,270	2,270
Series GS 06 911, 3.68% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	1,162	1,162
Series MS 06 1524, 3.66% (Liquidity Facility Morgan Stanley) (a)(c)	5,900	5,900
Series Putters 1409, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,090	3,090
Series PZ 187, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,180	4,180
Series TOC 06 Z17, 3.67% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	7,875	7,875
San Jose Evergreen Cmnty. College District Participating VRDN Series MS 06 1328, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	12,473	12,473
San Jose Fing. Auth. Lease Rev. Participating VRDN Series Putters 1280Z, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,700	3,700
San Jose Redev. Agcy. Participating VRDN Series MSTC 5023, 3.55% (Liquidity Facility Branch Banking & Trust Co.) (a)(c)	11,000	11,000
San Jose Redev. Agcy. Tax Allocation Participating VRDN:
Series MS 02 749, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	6,495	6,495
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Jose Redev. Agcy. Tax Allocation Participating VRDN: - continued
Series MT 344, 3.65% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(c)	$ 5,800	$ 5,800
Series PT 3410, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,935	7,935
Series Putters 1626, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,855	4,855
Series Putters 575, 3.65% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	2,555	2,555
San Jose Unified School District, Santa Clara County Participating VRDN:
Series PT 3497, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,120	4,120
Series PZ 115, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,625	1,625
San Marcos Pub. Facilities Auth. Tax Allocation Rev. Participating VRDN:
Series ROC II R2027, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,605	5,605
Series Solar 06 52, 3.65% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	10,720	10,720
San Mateo County Cmnty. College District Participating VRDN:
Series GS 07 5Z, 3.68% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	2,915	2,915
Series MSTC 3003, 3.61% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	5,765	5,765
Series MSTC 3045, 3.61% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	9,770	9,770
Series MSTC 3046, 3.61% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	95	95
Series Stars 06 172, 3.66% (Liquidity Facility BNP Paribas SA) (a)(c)	11,825	11,825
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN Series Merlots 00 MM, 3.54% (Liquidity Facility Wachovia Bank NA) (a)(c)	8,900	8,900
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series A, 3.52% 3/20/07, LOC WestLB AG, CP	5,421	5,421
Santa Cruz County Redev. Agcy. Participating VRDN Series Solar 06 31, 3.65% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	14,740	14,740
Santa Rosa High School District Participating VRDN Series PT 2193, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,120	4,120
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Rosa Wastewtr. Rev. Participating VRDN Series PZ 43, 3.69% (Liquidity Facility BNP Paribas SA) (a)(c)	$ 8,740	$ 8,740
Sequoia Union High School District Bonds Series AAB 03 2, 3.66%, tender 3/7/07 (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	5,900	5,900
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Participating VRDN Series PT 3283, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,060	8,060
South San Francisco Redev. Agcy. Tax Allocation Rev. Participating VRDN Series Solar 06 67, 3.65% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	13,910	13,910
Southern California Pub. Pwr. Auth. Rev. Participating VRDN Series MS 1045, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	5,470	5,470
Sunnyvale School District Participating VRDN:
Series PT 2710, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,630	3,630
Series Putters 800, 3.65% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	7,645	7,645
Univ. of California Revs. Participating VRDN:
Series EGL 7050084 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	9,000	9,000
Series Merlots 97 G, 3.54% (Liquidity Facility Wachovia Bank NA) (a)(c)	20,000	20,000
Series MS 1274, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	15,145	15,145
Series MSDW 00 480, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	3,580	3,580
Series PA 1168, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	20,045	20,045
Series Solar 06 39, 3.65% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	10,310	10,310
Vallejo City Unified School District Participating VRDN Series PT 1664, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	11,765	11,765
Ventura County Gen. Oblig. TRAN 4.5% 7/2/07	10,000	10,026
		2,962,029
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - 7.4%
Puerto Rico Commonwealth Gen. Oblig.:
Participating VRDN:
Series Floater 53G, 3.68% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	$ 11,000	$ 11,000
Series MS 975, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	10,110	10,110
Series PA 620, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,820	1,820
TRAN 4.5% 7/30/07, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA	44,800	44,980
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series MACN 05 N, 3.65% (Liquidity Facility Bank of America NA) (a)(c)	5,440	5,440
Series MACN 06 M, 3.65% (Liquidity Facility Bank of America NA) (a)(c)	7,375	7,375
Series MACN 06 R, 3.65% (Liquidity Facility Bank of America NA) (a)(c)	13,200	13,200
Series PA 1052, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,195	9,195
Series RobIns 14, 3.68% (Liquidity Facility Bank of New York, New York) (a)(c)	3,520	3,520
Series ROC 2 98 1, 3.65% (Liquidity Facility Citibank NA) (a)(c)	1,000	1,000
Series ROC II R 785 CE, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(c)	71,700	71,699
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series Floaters 682, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	3,580	3,580
Series MS 1276, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	15,720	15,720
Series MSDW 00 482, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	7,170	7,170
Series Putters 268, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,100	1,100
Series SGA 43, 3.51% (Liquidity Facility Societe Generale) (a)(c)	9,700	9,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN: - continued
Series SGA 44, 3.51% (Liquidity Facility Societe Generale) (a)(c)	$ 9,400	$ 9,400
Puerto Rico Infrastructure Fing. Auth. Bonds Series AAB 00 17, 3.66%, tender 3/7/07 (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	11,000	11,000
		237,009
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $3,199,038)		3,199,038
NET OTHER ASSETS - 0.4%		12,677
NET ASSETS - 100%		$ 3,211,715
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Security collateralized by an amount sufficient to pay interest and principal.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,735,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Golden West Schools Fing. Auth. Bonds Series PT 2985, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	10/10/06	$ 5,735
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 7

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Fidelity California AMT Tax-Free Money Market Fund

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2007

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,199,038)		$ 3,199,038
Cash		20,341
Receivable for investments sold		67,708
Receivable for fund shares sold		7,171
Interest receivable		26,789
Receivable from investment adviser for expense reductions		287
Other receivables		417
Total assets		3,321,751

Liabilities
Payable for investments purchased	$ 98,430
Payable for fund shares redeemed	9,800
Distributions payable	663
Accrued management fee	1,140
Other affiliated payables	3
Total liabilities		110,036

Net Assets		$ 3,211,715
Net Assets consist of:
Paid in capital		$ 3,211,134
Undistributed net investment income		95
Accumulated undistributed net realized gain (loss) on investments		486
Net Assets, for 3,210,774 shares outstanding		$ 3,211,715
Net Asset Value, offering price and redemption price per share ($3,211,715 ÷ 3,210,774 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity California AMT Tax-Free Money Market Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended February 28, 2007

Investment Income
Interest		$ 95,634
Income from Fidelity Central Funds		7
Total income		95,641

Expenses
Management fee	$ 11,920
Independent trustees' compensation	9
Total expenses before reductions	11,929
Expense reductions	(4,585)	7,344
Net investment income		88,297
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		826
Net increase in net assets resulting from operations		$ 89,123

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2007	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 88,297	$ 42,608
Net realized gain (loss)	826	64
Net increase in net assets resulting from operations	89,123	42,672
Distributions to shareholders from net investment income	(88,327)	(42,654)
Distributions to shareholders from net realized gain	(299)	-
Total distributions	(88,626)	(42,654)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	3,173,527	2,164,617
Reinvestment of distributions	80,233	38,823
Cost of shares redeemed	(2,248,089)	(1,493,188)
Net increase (decrease) in net assets and shares resulting from share transactions	1,005,671	710,252
Total increase (decrease) in net assets	1,006,168	710,270

Net Assets
Beginning of period	2,205,547	1,495,277
End of period (including undistributed net investment income of $95 and distributions in excess of net investment income of $3, respectively)	$ 3,211,715	$ 2,205,547

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended February 28,	2007	2006	2005	2004 D	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.032	.023	.010	.007	.011
Net realized and unrealized gain (loss) E	-	-	-	-	-
Total from investment operations	.032	.023	.010	.007	.011
Distributions from net investment income	(.032)	(.023)	(.010)	(.007)	(.011)
Distributions from net realized gain	- E	-	-	- E	-
Total distributions	(.032)	(.023)	(.010)	(.007)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	3.24%	2.34%	1.04%	.75%	1.15%
Ratios to Average Net Assets B, C
Expenses before reductions	.43%	.43%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.27%	.27%	.31%	.34%	.32%
Net investment income	3.19%	2.34%	1.05%	.73%	1.14%
Supplemental Data
Net assets, end of period (in millions)	$ 3,212	$ 2,206	$ 1,495	$ 1,240	$ 1,327

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D For the year ended February 29.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity California Municipal Money Market Fund

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 2/28/07	% of fund's investments 8/31/06	% of fund's investments 2/28/06
0 - 30	94.8	97.4	93.5
31 - 90	1.0	0.3	3.4
91 - 180	3.5	0.3	3.1
181 - 397	0.7	2.0	0.0
Weighted Average Maturity
	2/28/07	8/31/06	2/28/06
Fidelity California Municipal Money Market	13 Days	13 Days	12 Days
California Tax Free Money Market Funds Average*	19 Days	26 Days	22 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2007	As of August 31, 2006
Variable Rate Demand Notes (VRDNs) 89.5%	Variable Rate Demand Notes (VRDNs) 88.2%
Commercial Paper (including CP Mode) 3.2%	Commercial Paper (including CP Mode) 4.8%
Tender Bonds 0.0%	Tender Bonds 0.9%
Municipal Notes 3.5%	Municipal Notes 2.5%
Other Investments 0.4%	Other Investments 0.2%
Net Other Assets 3.4%	Net Other Assets 3.4%

Current and Historical Seven-Day Yields

	2/26/07	11/27/06	8/28/06	5/29/06	2/27/06
Fidelity California Municipal Money Market Fund	3.13%	3.12%	3.15%	2.94%	2.67%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Fidelity California Municipal Money Market Fund

Investments February 28, 2007

Showing Percentage of Net Assets

Municipal Securities - 96.6%
	Principal Amount (000s)	Value (000s)
California - 92.3%
ABAG Fin. Auth. for Nonprofit Corp. Rev. Participating VRDN Series MT 40, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 18,995	$ 18,995
ABAG Fin. Auth. for Nonprofit Corp. Multi-family Hsg. Rev.:
(Paragon Apt. Proj.) Series A, 3.69%, LOC Comerica Bank, Detroit, VRDN (a)(b)	15,200	15,200
(Vintage Chateau Proj.) Series A, 3.56%, LOC Union Bank of California, VRDN (a)(b)	12,000	12,000
Alameda Corridor Trans. Auth. Rev. Participating VRDN:
Series BS 05 222 Class A, 3.61% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	11,755	11,755
Series Floaters 06 1513, 3.66% (Liquidity Facility Morgan Stanley) (a)(c)	5,010	5,010
Series PZ 51, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	12,300	12,300
Alhambra Ctfs. of Prtn. Participating VRDN Series PT 3457, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,060	8,060
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 781PB, 3.66% (Liquidity Facility Deutsche Postbank AG) (a)(c)	19,135	19,135
Anaheim School District Participating VRDN Series PT 3631, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,000	5,000
Bay Area Infrastructure Fing. Auth. Participating VRDN Series Putters 1637, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,000	9,000
Bay Area Toll Auth. Toll Bridge Rev. Participating VRDN:
Series EGL 06 83 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	25,000	25,000
Series MT 238, 3.75% (Liquidity Facility DEPFA BANK PLC) (a)(c)	21,900	21,900
Bueno Park Multi-family Hsg. Rev. (Walden Glen Apts. Proj.) Series 2000 A, 3.66%, LOC Fannie Mae, VRDN (a)(b)	14,288	14,288
Burbank Glendale Pasadena Arpt. Auth. Rev. Participating VRDN:
Series MT 137, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,885	2,885
Series Putters 904, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	5,700	5,700
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev.:
Participating VRDN Series PT 607, 3.64% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(c)	5,790	5,790
Series 1, 3.55% 3/6/07, CP	4,825	4,825
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev. Participating VRDN:
Series Putters 309, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 14,095	$ 14,095
Series Putters 322, 3.65% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	11,520	11,520
Series Putters 395, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	16,655	16,655
California Econ. Recovery:
Bonds Series 2004 A, 5% 1/1/08	4,775	4,838
Participating VRDN Series MS 06 1538, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	23,775	23,775
California Edl. Facilities Auth. Rev. Participating VRDN:
Series EGL 03 45 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	6,775	6,775
Series PA 542, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,105	8,105
California Edl. Facilities Rev. Participating VRDN Series AAB 05 32, 3.66% (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	12,000	12,000
California Gen. Oblig.:
Bonds:
Series AAB 00 1, 3.65%, tender 3/7/07 (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	19,065	19,065
4% 10/1/07	9,400	9,430
Participating VRDN:
MOTC PA 1396, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,860	6,860
MOTC PT 3574, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,110	9,110
MS 06 1437, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	23,510	23,510
ROCS RR II R 622 PB, 3.66% (Liquidity Facility Deutsche Postbank AG) (a)(c)	2,460	2,460
Series EGL 04 1013 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	2,070	2,070
Series EGL 06 76 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	20,000	20,000
Series EGL 06 99 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	17,520	17,520
Series Merlots 02 A17, 3.54% (Liquidity Facility Bank of New York, New York) (a)(c)	12,140	12,140
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Participating VRDN:
Series Merlots B45, 3.54% (Liquidity Facility Wachovia Bank NA) (a)(c)	$ 30,785	$ 30,785
Series MS 06 1570, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	11,000	11,000
Series MS 1297, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	16,275	16,275
Series PA 1231, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	21,690	21,690
Series PT 1252, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	23,945	23,945
Series PT 2272, 3.64% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	5,350	5,350
Series PT 2485, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,960	2,960
Series PT 3758, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,975	5,975
Series PT 964, 3.64% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	11,800	11,800
Series Putters 132, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,480	2,480
Series Putters 1617, 3.65% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	8,850	8,850
Series Putters 1722, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,200	4,200
Series Putters 1724, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	4,180	4,180
Series Putters 1725, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	6,915	6,915
Series Putters 245, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,660	6,660
Series ROC II R 7533, 3.51% (Liquidity Facility Citigroup, Inc.) (a)(c)	6,345	6,345
Series ROC II R438CE, 3.67% (Liquidity Facility Citibank NA) (a)(b)(c)	28,125	28,125
Series SG 95, 3.64% (Liquidity Facility Societe Generale) (a)(c)	215	215
Series TOC 05 HH, 3.68% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	1,200	1,200
3.47% 3/2/07 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	25,000	25,000
3.48% 3/12/07 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	13,000	13,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
3.49% 3/5/07 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	$ 30,000	$ 30,000
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series MS 26, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	9,495	9,495
Series PA 1414 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	28,200	28,200
Series PT 953, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,495	6,495
California Hsg. Fin. Agcy. Participating VRDN Series MSTC 7037, 3.7% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)(c)	24,545	24,545
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Participating VRDN:
Series 3659, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	9,535	9,535
Series MS 06 1581, 3.67% (Liquidity Facility Morgan Stanley) (a)(b)(c)	12,315	12,315
Series MT 208, 3.71% (Liquidity Facility Lloyds TSB Bank PLC) (a)(b)(c)	4,205	4,205
Series MT 211, 3.71% (Liquidity Facility Lloyds TSB Bank PLC) (a)(b)(c)	2,305	2,305
Series MT 225, 3.71% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)(c)	4,080	4,080
Series PA 1418R, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	18,455	18,455
Series PA 1419R, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,620	4,620
Series PT 3656, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,325	3,325
Series PT 3691, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	9,340	9,340
Series 2003 D:
3.53% (FSA Insured), VRDN (a)(b)	31,000	31,000
3.53% (FSA Insured), VRDN (a)(b)	30,050	30,050
Series 2003 F:
3.53% (FSA Insured), VRDN (a)(b)	3,065	3,065
3.53% (FSA Insured), VRDN (a)(b)	29,600	29,600
Series 2005 A, 3.53% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	117,325	117,325
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Home Mtg. Rev.: - continued
Series 2005 F:
3.53% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(b)	$ 18,220	$ 18,220
3.53% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(b)	52,985	52,985
Series F, 3.53% (MBIA Insured), VRDN (a)(b)	21,500	21,500
Series M, 3.53% (Liquidity Facility Bank of America NA), VRDN (a)(b)	57,790	57,790
Series P, 3.53% (MBIA Insured), VRDN (a)(b)	20,980	20,980
Series Q, 3.53% (AMBAC Insured), VRDN (a)(b)	37,600	37,600
Series U, 3.53% (MBIA Insured), VRDN (a)(b)	15,790	15,790
California Hsg. Fin. Agcy. Rev. Participating VRDN Series MSTC 7036, 3.7% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)(c)	29,100	29,100
California Infrastructure & Econ. Dev. Bank Rev. Participating VRDN:
PT 3501, 3.64% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	10,900	10,900
Series 06 1485, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	44,740	44,740
Series 06 1504, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	4,422	4,422
Series EGL 03 46 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	7,700	7,700
Series EGL 04 28 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	7,000	7,000
Series PA 1202R, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,000	5,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. Participating VRDN MS 06 1429, 3.67% (Liquidity Facility Morgan Stanley) (a)(b)(c)	8,445	8,445
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Republic Services, Inc. Proj.):
4.05%, VRDN (a)(b)	18,000	18,000
4.05%, VRDN (a)(b)	20,000	20,000
California Pub. Works Board Lease Rev. Participating VRDN:
Series PA 814R, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	13,330	13,330
Series PT 3262, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	16,920	16,920
Series PT 3417, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,960	7,960
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev. Participating VRDN: - continued
Series Putters 610, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 3,755	$ 3,755
Series Stars 160, 3.64% (Liquidity Facility BNP Paribas SA) (a)(c)	5,275	5,275
California Schools Participating VRDN:
Series MS 06 1544, 3.68% (Liquidity Facility Morgan Stanley) (a)(c)	38,940	38,940
Series PZP 019, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	14,690	14,690
Series PZP 13, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	14,680	14,680
Series PZP 14, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,720	10,720
Series PZP 2, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,365	3,365
Series PZP 8, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,475	4,475
Series PZP 9, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	14,500	14,500
California State Participating VRDN Series LB 07 F2, 3.6% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	19,220	19,220
California State Univ. Rev. & Colleges Participating VRDN:
MS 06 1411, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	8,580	8,580
Putters 1435, 3.65% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	2,995	2,995
Series EGL 7050014 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	34,400	34,400
Series Putters 1320, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,025	6,025
California Statewide Cmnty. Dev. Auth. Multi-family Rev.:
(Aegis of Aptos Proj.) Series 1998-Y 3.66%, LOC Fannie Mae, VRDN (a)(b)	7,350	7,350
(Bristol Apts. Proj.) Series Z, 3.66%, LOC Freddie Mac, VRDN (a)(b)	9,500	9,500
(Canyon Creek Apts. Proj.) Series 1995 C, 3.53%, LOC Fannie Mae, VRDN (a)(b)	28,800	28,800
(Crocker Oaks Apts. Proj.) Series 2001 H, 3.66%, LOC Fannie Mae, VRDN (a)(b)	6,750	6,750
(Crystal View Apt. Proj.) Series A, 3.66%, LOC Fannie Mae, VRDN (a)(b)	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmnty. Dev. Auth. Multi-family Rev.: - continued
(Grove Apts. Proj.) Series X, 3.66%, LOC Fannie Mae, VRDN (a)(b)	$ 6,150	$ 6,150
(Maple Square Apt. Proj.) Series AA, 3.69%, LOC Citibank NA, VRDN (a)(b)	6,000	6,000
(Marlin Cove Apts. Proj.) Series V, 3.66%, LOC Fannie Mae, VRDN (a)(b)	16,000	16,000
(Northwest Gateway Apts. Proj.) Series 2004 C, 3.69%, LOC Bank of America NA, VRDN (a)(b)	41,800	41,800
(Northwood Apts. Proj.) Series N, 3.66%, LOC Freddie Mac, VRDN (a)(b)	5,000	5,000
(Oakmont Stockton Proj.) Series 1997 C, 3.71% (Gen. Elec. Cap. Corp. Guaranteed), VRDN (a)(b)	5,960	5,960
(River Run Sr. Apts. Proj.) Series LL, 3.66%, LOC Fannie Mae, VRDN (a)(b)	13,705	13,705
(Sunrise Fresno Proj.) Series B, 3.66%, LOC Fannie Mae, VRDN (a)(b)	5,500	5,500
(Terraces at Park Marino Proj.) Series I, 3.72%, LOC California Teachers Retirement Sys., VRDN (a)(b)	6,995	6,995
(The Crossings at Elk Grove Apts.) Series H, 3.69%, LOC Citibank NA, VRDN (a)(b)	15,000	15,000
(The Crossings Sr. Apts./ Phase II Proj.) Series J, 3.69%, LOC Citibank NA, VRDN (a)(b)	14,850	14,850
(Varena Assisted Living Apts. Proj.) Series 2006 F, 3.69%, LOC HSH Nordbank AG, VRDN (a)(b)	11,386	11,386
(Villa Paseo Proj.) 3.67%, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	4,000	4,000
(Vineyard Creek Apts. Proj.) Series 2003 W, 3.67%, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	16,200	16,200
(Vista Del Monte Proj.) Series QQ, 3.66%, LOC Fannie Mae, VRDN (a)(b)	19,105	19,105
(Wilshire Court Proj.) Series M, 3.66%, LOC Fannie Mae, VRDN (a)(b)	17,500	17,500
California Statewide Cmnty. Dev. Corp. Rev.:
(Merrill Packaging Proj.) 3.75%, LOC Wells Fargo Bank NA, VRDN (a)(b)	880	880
(Rix Industries Proj.) Series 1996 I, 3.75%, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,200	1,200
(Supreme Truck Bodies of California Proj.) 3.75%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,200	1,200
California Statewide Cmntys. Dev. Auth. Rev. (JTF Enterprises LLC Proj.) Series 1996 A, 3.75%, LOC Bank of America NA, VRDN (a)(b)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Fing. Auth. Participating VRDN Series PA 1287, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 3,150	$ 3,150
California Veterans Participating VRDN Series LB 06 F12, 3.61% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	94,190	94,190
Carson Redev. Agcy. Participating VRDN Series PT 2346, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,000	2,000
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. Participating VRDN Series PT 3750, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,535	9,535
Chabot - Las Positas Cmnty. College District Participating VRDN Series MSTC 284, 3.61% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	5,560	5,560
Chabot-Las Positas Cmnty. Coliseum Participating VRDN:
Series 87 Z, 3.7% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	2,550	2,550
Series MOTC PT 3551, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,135	6,135
Chico Redev. Agcy. Participating VRDN Series DB 192, 3.64% (Liquidity Facility Deutsche Bank AG) (a)(c)	13,600	13,600
Chula Vista Ind. Dev. Rev. Participating VRDN Series PA 1362, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,125	3,125
Coachella Valley Unified School District Participating VRDN Series PT 3147, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,460	6,460
Coast Cmnty. College District Participating VRDN:
GS 06 36TPZ, 3.71% (Liquidity Facility Wells Fargo & Co.) (a)(c)	15,550	15,550
Series Putters 1417, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,680	4,680
Series PZ 120, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,010	3,010
Series ROCS RR II R 6088, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	7,485	7,485
Contra Costa County Multi-family Hsg. Rev. (Del Norte Place Apt. Proj.) Series 1994, 3.57%, LOC Freddie Mac, VRDN (a)(b)	10,610	10,610
Contra Costa County Gen. Oblig. TRAN Series A, 4.5% 12/11/07	6,000	6,050
Dublin Unified School District Participating VRDN:
Series PT 2633, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,980	5,980
Series Putters 809, 3.65% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	5,685	5,685
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
East Bay Muni. Util. District Wtr. Sys. Rev.:
Participating VRDN Series EGL 7053015 Class A, 3.66% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(c)	$ 10,000	$ 10,000
Series 1988, 3.45% 3/12/07, CP	10,100	10,100
El Camino Cmnty. College District Participating VRDN Series Putter 1471, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,860	2,860
Elk Grove Fin. Auth. Spl. Tax Rev. Participating VRDN Series DB 190, 3.64% (Liquidity Facility Deutsche Bank AG) (a)(c)	5,175	5,175
Fontana Pub. Fing. Authorized Tax Allocation Rev. Participating VRDN Series Putters 707, 3.65% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	4,060	4,060
Foothill-De Anza Cmnty. College District Participating VRDN:
Series Merlots 00 YY, 3.54% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,650	3,650
Series PZ 57, 3.69% (Liquidity Facility BNP Paribas SA) (a)(c)	6,775	6,775
Fresno Arpt. Rev. Participating VRDN Series Merlots 00 B2, 3.59% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	4,150	4,150
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. Participating VRDN Series PT 1979, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,810	7,810
Garden Grove Hsg. Auth. Multi-family Hsg. Rev. (Valley View Sr. Villas Proj.) Series 1990 A, 3.56%, LOC Comerica Bank, Detroit, VRDN (a)(b)	9,100	9,100
Golden State Tobacco Securitization Corp. Participating VRDN:
Series 1500, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	15,290	15,290
Series 1503, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	7,400	7,400
Series Best 05 230, 3.61% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	7,175	7,175
Series DB 195, 3.7% (Liquidity Facility Deutsche Bank AG) (a)(c)	2,075	2,075
Series EGL 7053009 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	19,800	19,800
Series MS 06 1421, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	16,110	16,110
Series MS 1298, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	5,000	5,000
Series MSTC 238, 3.61% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	7,510	7,510
Series MSTC 7021, 3.7% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Participating VRDN: - continued
Series PA 1236, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 3,535	$ 3,535
Series Putters 1615, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,000	9,000
Series PZ 86, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,050	5,050
Series ROC II R443CE, 3.67% (Liquidity Facility Citibank NA) (a)(c)	4,100	4,100
Series ROC II R448CE, 3.67% (Liquidity Facility Citibank NA) (a)(c)	7,500	7,500
Series TOC 04 B, 3.65% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	17,500	17,500
3.66% (Liquidity Facility Citibank NA) (a)(c)	81,855	81,855
Golden West Schools Fing. Auth. Participating VRDN:
Series CDCM 05 21, 3.64% (Liquidity Facility CDC Fin.-CDC IXIS) (a)(c)	10,045	10,045
Series DB 164, 3.64% (Liquidity Facility Deutsche Bank AG) (a)(c)	9,930	9,930
Goleta Wtr. District Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R2050, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	3,460	3,460
Grossmont Union High School District Participating VRDN Series PT 3489, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,820	10,820
Irwindale Cmnty. Dev. Agcy. Tax Participating VRDN Series PT 3542, 3.64% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	7,120	7,120
Lassen Muni. Util. District Rev. Series 1996 A, 3.7% (FSA Insured), VRDN (a)(b)	2,155	2,155
Long Beach Harbour Rev. Participating VRDN Series LB 07 K7, 3.56% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	8,155	8,155
Long Beach Hbr. Rev. Participating VRDN:
Series MS 00 418, 3.67% (Liquidity Facility Morgan Stanley) (a)(b)(c)	18,190	18,190
Series MS 01 786X, 3.67% (Liquidity Facility Morgan Stanley) (a)(b)(c)	5,570	5,570
Series MT 140, 3.69% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	4,995	4,995
Series PT 2579, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,145	3,145
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Hbr. Rev. Participating VRDN: - continued
Series PT 2708, 3.69% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	$ 5,705	$ 5,705
Series PT 2756, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,545	2,545
Series PT 2936, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,235	5,235
Series PT 3876, 3.69% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	7,850	7,850
Series Putters 730, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	1,790	1,790
Series SG 147, 3.7% (Liquidity Facility Societe Generale) (a)(b)(c)	9,890	9,890
3.69% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	7,420	7,420
Los Angeles Cmnty. College District Participating VRDN Series MS 1129, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	5,500	5,500
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Wilshire Station Apts. Proj.) 3.67%, LOC Bank of America NA, VRDN (a)(b)	28,800	28,800
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series Merlots 00 JJJ, 3.54% (Liquidity Facility Wachovia Bank NA) (a)(c)	16,000	16,000
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series EGL 06 10 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	13,000	13,000
Series EGL 7053026 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	52,800	52,800
Series Putters 1272, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,050	5,050
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series EGL 06 0044, 3.66% (Liquidity Facility Citibank NA) (a)(c)	26,250	26,250
Series EGL 06 0067, 3.66% (Liquidity Facility Citibank NA) (a)(c)	27,365	27,365
Series EGL 06 0144, 3.66% (Liquidity Facility Citibank NA) (a)(c)	6,900	6,900
Series EGL 06 34 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	17,555	17,555
Series Merlots 99 L, 3.54% (Liquidity Facility Wachovia Bank NA) (a)(c)	23,300	23,300
Los Angeles Gen. Oblig.:
Participating VRDN Series PT 1475, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	13,320	13,320
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Gen. Oblig.: - continued
TRAN 4.5% 6/29/07	$ 86,000	$ 86,207
Los Angeles Hbr. Dept. Rev.:
Bonds:
Series 2006 A, 5% 8/1/07 (MBIA Insured) (b)	2,000	2,012
Series 2006 B, 5% 8/1/07 (FGIC Insured) (b)	3,990	4,015
Participating VRDN:
Series LB 06 K56, 3.56% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	16,120	16,120
Series Merlots 06 A3, 3.59% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	9,455	9,455
Series MS 06 1473, 3.67% (Liquidity Facility Morgan Stanley) (a)(b)(c)	12,700	12,700
Series PT 3896, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	6,360	6,360
Series ROC II R559, 3.67% (Liquidity Facility Citibank NA) (a)(b)(c)	25,055	25,055
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series D, 3.69%, LOC Citibank NA, VRDN (a)(b)	2,055	2,055
Los Angeles Muni. Impt. Corp. Lease Rev. Participating VRDN:
Series PT 1405, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	11,985	11,985
Series ROC II R 758 PB, 3.66% (Liquidity Facility Deutsche Postbank AG) (a)(c)	12,880	12,880
Los Angeles Unified School District:
Participating VRDN:
Series EGL 03 43 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	4,900	4,900
Series EGL 03 49 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	4,800	4,800
Series EGL 06 0143, 3.66% (Liquidity Facility Citibank NA) (a)(c)	35,930	35,930
Series EGL 06 88 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	7,800	7,800
Series MS 06 1475, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	38,423	38,423
Series MS 06 1483, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	10,800	10,800
Series MS 06 1596, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	7,500	7,500
Series MSTC 5027, 3.55% (Liquidity Facility Branch Banking & Trust Co.) (a)(c)	4,890	4,890
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District: - continued
Participating VRDN:
Series PA 1115, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 4,995	$ 4,995
Series PA 792R, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,945	8,945
Series PT 3191, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,825	8,825
Series PT 3754, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,700	2,700
Series Putters 1442, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,500	4,500
Series Putters 1573, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	17,315	17,315
Series Putters 487, 3.65% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(c)	12,710	12,710
Series ROC II R24, 3.65% (Liquidity Facility Citibank NA) (a)(c)	6,495	6,495
Series ROC II R25, 3.65% (Liquidity Facility Citibank NA) (a)(c)	6,665	6,665
Series ROC RR II 7033, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	2,150	2,150
TRAN 4.25% 12/3/07	10,565	10,627
Los Angeles Wastewtr. Sys. Rev. Participating VRDN Series EGL 7053003 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	52,500	52,500
Metropolitan Wtr. District Southern California Wtrwks. Rev. Participating VRDN:
Series Merlots 99 O, 3.54% (Liquidity Facility Wachovia Bank NA) (a)(c)	9,500	9,500
Series PT 3601, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	11,500	11,500
Milpitas Multiple-family Rev. (Crossing at Montague Proj.) Series A, 3.66%, LOC Fannie Mae, VRDN (a)(b)	25,000	25,000
Milpitas Redev. Agcy. Participating VRDN:
Series ROC II R2145, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	8,570	8,570
Series ROC II R4538, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	8,170	8,170
Series ROC II R4557, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	6,275	6,275
Modesto Irrigation District Ctfs. of Prtn. Participating VRDN Series PT 3539, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,265	2,265
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
North Orange County Cmnty. College District Rev. Participating VRDN Series PZ 68, 3.69% (Liquidity Facility BNP Paribas SA) (a)(c)	$ 5,465	$ 5,465
Norwalk-Mirada Unified School District Participating VRDN Series SG 169, 3.67% (Liquidity Facility Societe Generale) (a)(c)	8,000	8,000
Oakland Gen. Oblig. Participating VRDN Series Merlots 00 A, 3.54% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,000	3,000
Oakland Redev. Agcy. Sub Tax Allocation Participating VRDN Series PT 2035, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	11,650	11,650
Oakland Swr. Rev. Participating VRDN Series Putters 631, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,430	2,430
Olcese Wtr. District Bonds Series 1986 A, 3.7% tender 5/2/07, LOC Sumitomo Mitsui Banking Corp., CP mode (b)	7,300	7,300
Orange County Apt. Dev. Rev.:
(Foothill Oaks Apts. Proj.) Series 1989 B, 3.66%, LOC Freddie Mac, VRDN (a)(b)	16,500	16,500
(Ladera Apts. Proj.) Series 2001 II B, 3.66%, LOC Fannie Mae, VRDN (a)(b)	23,500	23,500
Pajaro Valley Unified School District Participating VRDN Series PA 1182, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,290	4,290
Palm Desert Finl. Auth. Tax Allocation Participating VRDN Series PT 3810, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	11,200	11,200
Paramount Hsg. Auth. Multi-family Rev. (Century Place Apts. Proj.) Series 1999 A, 3.53%, LOC Fannie Mae, VRDN (a)(b)	21,000	21,000
Port of Oakland Gen. Oblig. Participating VRDN:
Series Merlots 00 JJ, 3.59% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	29,680	29,680
Series MS 1192X, 3.67% (Liquidity Facility Morgan Stanley) (a)(b)(c)	13,000	13,000
Series PA 1053, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	15,070	15,070
Series PT 2688, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	9,780	9,780
Series PT 2755, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,620	2,620
Series Putters 684, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	2,755	2,755
Series Putters 863, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	2,605	2,605
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Gen. Oblig. Participating VRDN: - continued
Series Putters 889, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	$ 6,905	$ 6,905
Series RobIns 5, 3.67% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	16,690	16,690
Port of Oakland Port Rev. Participating VRDN Series PA 1093, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	7,975	7,975
Poway Unified School District Participating VRDN Series MS 06 1506, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	7,548	7,548
Puttable Floating Option Tax Receipts Participating VRDN Series PZP 003, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,610	3,610
Riverside County Gen. Oblig. 3.57% 4/5/07, LOC WestLB AG, CP	10,000	10,000
Riverside County Single Family Rev. Participating VRDN Series PT 2351, 3.68% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	7,105	7,105
Riverside Indl. Dev. Auth. Indl. Dev. Rev. (Sabert Corp. Proj.) 3.73%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	4,305	4,305
Rowland Unified School District Participating VRDN Series MS 06 1484, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	4,750	4,750
Sacramento City Fing. Auth. Rev.:
Participating VRDN Series TOC 06 Z3, 3.71% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	5,378	5,378
Participating VRDN Series MSTC 05 246, 3.61% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	7,675	7,675
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(Deer Park Apts. Proj.) Issue A, 3.66%, LOC Fannie Mae, VRDN (a)(b)	13,200	13,200
(Natomas Park Apts. Proj.) Series Issue B, 3.66%, LOC Fannie Mae, VRDN (a)(b)	15,550	15,550
Sacramento County Sanitation District Fing. Auth. Rev. Participating VRDN Series MS 06 1498, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	15,815	15,815
Sacramento County Single Family Mtg. Rev. Participating VRDN:
Series PT 2326, 3.68% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	16,170	16,170
Series PT 2327, 3.68% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	8,910	8,910
Series PT 2331, 3.68% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	6,685	6,685
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento Hsg. Auth. Multi-family:
(Countrywood Village Apts. Proj.) Series F, 3.66%, LOC Fannie Mae, VRDN (a)(b)	$ 8,225	$ 8,225
(Phoenix Park II Apts. Proj.) 3.69%, LOC Citibank NA, VRDN (a)(b)	9,410	9,410
3.66%, LOC Fannie Mae, VRDN (a)(b)	7,000	7,000
Sacramento Muni. Util. District Elec. Rev. Participating VRDN Series EGL 7050048 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	2,000	2,000
Sacramento Muni. Util. District Fing. Auth. Rev. Participating VRDN Series PT 3360, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	15,585	15,585
San Bernardino County Ctfs. of Prtn. Participating VRDN Series ROC II R 2139, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	8,310	8,310
San Diego County Reg'l. Arpt. Auth. Commercial Paper Series 2003 A, 3.6% 4/4/07, LOC BNP Paribas SA, CP (b)	22,134	22,134
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Participating VRDN:
Series DB 181, 3.69% (Liquidity Facility Deutsche Bank AG) (a)(b)(c)	5,930	5,930
Series PT 3251, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,875	5,875
San Diego Hsg. Auth. Multi-family Hsg.:
(Delta Village Apartments Proj.) Series A, 3.7%, LOC Citibank NA, VRDN (a)(b)	9,000	9,000
(Stratton Apartments Proj.) Series 2000 A, 3.66%, LOC Fannie Mae, VRDN (a)(b)	5,000	5,000
San Diego Unified School District Participating VRDN:
Series 3723, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,230	3,230
Series PT 3727, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,710	7,710
Series ROC II R2112 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	4,885	4,885
3.65% (Liquidity Facility Bank of America NA) (a)(c)	8,060	8,060
San Francisco Arpt. Commission Int'l. Arpt. Rev. Participating VRDN Series MSTC 01 136, 3.63% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)(c)	12,570	12,570
San Francisco Bldg. Auth. Lease Rev. Participating VRDN Series PT 3461, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,605	6,605
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Participating VRDN:
Series MT 371, 3.69% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)(c)	$ 4,505	$ 4,505
Series PT 3725, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,555	5,555
Series PT 3759, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,995	5,995
Series PT 3898, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	17,645	17,645
Series PT 899, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,765	4,765
Series Putters 1561, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,565	7,565
Second Series 33B, 3.5% (XL Cap. Assurance, Inc. Insured), VRDN (a)(b)	37,100	37,100
San Francisco City & County Pub. Util. Commission Wtr. Rev. Participating VRDN Series MS 06 1573, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	5,395	5,395
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Mission Creek Cmnty. Proj.) Series B, 3.69%, LOC Citibank NA, VRDN (a)(b)	21,700	21,700
San Francisco City & County Unified School District Participating VRDN Series Putters 549, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,345	5,345
San Francisco County Trans. Auth. Series B, 3.43% 4/9/07 (Liquidity Facility Landesbank Baden-Wuert), CP	7,300	7,300
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Participating VRDN Series TOC 06 Z17, 3.67% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	13,775	13,775
San Jose Arpt. Rev. Participating VRDN Series ROC II R2004, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	2,545	2,545
San Jose Fing. Auth. Lease Rev. Participating VRDN Series Putters 1280Z, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,300	6,300
San Jose Int'l. Arpt. Rev. Series 2003 B:
3.65% 3/8/07, LOC JPMorgan Chase Bank, CP (b)	10,515	10,515
3.65% 3/8/07, LOC JPMorgan Chase Bank, CP (b)	2,350	2,350
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series D, 3.66%, LOC Fannie Mae, VRDN (a)(b)	26,300	26,300
(Betty Ann Garens Apartments Proj.) Series A, 3.7%, LOC Citibank NA, VRDN (a)(b)	7,410	7,410
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Jose Multi-family Hsg. Rev.: - continued
(El Paseo Apts. Proj.) 3.7%, LOC Citibank NA, VRDN (a)(b)	$ 5,045	$ 5,045
(Kennedy Apt. Homes Proj.) Series K, 3.66%, LOC Fannie Mae, VRDN (a)(b)	9,775	9,775
San Jose Redev. Agcy. Participating VRDN Series MSTC 5023, 3.55% (Liquidity Facility Branch Banking & Trust Co.) (a)(c)	16,250	16,250
San Jose Redev. Agcy. Tax Allocation Participating VRDN:
Series MT 344, 3.65% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(c)	8,805	8,805
Series PT 3814, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,375	5,375
Series Putters 1621, 3.65% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	5,905	5,905
Series PZ 172, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,080	9,080
San Mateo County Cmnty. College District Participating VRDN:
Series GS 96Z, 3.68% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	8,290	8,290
Series MSTC 3003, 3.61% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	8,830	8,830
Series MSTC 3046, 3.61% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	12,040	12,040
Series PZ 125, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,940	9,940
San Mateo County Trans. District Sales Tax Rev. Participating VRDN:
Series AAB 06 19, 3.66% (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	13,660	13,660
Series EGL 06 79 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	17,335	17,335
Series PT 1914, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,100	5,100
Santa Ana Hsg. Auth. 3.69%, LOC Fannie Mae, VRDN (a)(b)	8,140	8,140
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 3.81%, LOC Union Bank of California, VRDN (a)(b)	12,445	12,445
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN Series Merlots 00 MM, 3.54% (Liquidity Facility Wachovia Bank NA) (a)(c)	14,530	14,530
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series A, 3.52% 3/20/07, LOC WestLB AG, CP	8,200	8,200
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 3.66%, LOC Fannie Mae, VRDN (a)(b)	21,650	21,650
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Cruz Redev. Agcy. Multi-family Rev.: - continued
(Shaffer Road Apts. Proj.) Series A, 3.66%, LOC Fannie Mae, VRDN (a)(b)	$ 19,925	$ 19,925
Santa Rosa Multi-family Hsg. Rev. (Quail Run Apts./Santa Rosa Hsg. Partners Proj.) Series 1997 A, 3.7%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	1,850	1,850
Sequoia Union High School District Bonds Series AAB 03 2, 3.66%, tender 3/7/07 (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	12,100	12,100
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, 3.66%, LOC Fannie Mae, VRDN (a)(b)	17,500	17,500
Sonoma County Jr. College District Rev. Participating VRDN Series MA 06 1466, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	3,505	3,505
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Participating VRDN Series Putters 470, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,200	5,200
Southern California Home Fing. Auth. Single Family Rev. Participating VRDN Series MT 90, 3.71% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	99,530	99,530
Sunnyvale School District Participating VRDN Series PT 2710, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,000	2,000
Sweetwater Union High School District Participating VRDN Series MS 1456, 3.64% (Liquidity Facility Morgan Stanley) (a)(c)	9,455	9,455
Univ. of California Revs. Participating VRDN:
Series EGL 7050006 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	4,890	4,890
Series EGL 7050084 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(c)	16,500	16,500
Series Merlots 97 G, 3.54% (Liquidity Facility Wachovia Bank NA) (a)(c)	13,430	13,430
Series PA 529, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,100	3,100
Series PT 872, 3.64% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	8,265	8,265
Series Putters 1201, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,215	5,215
Walnut Energy Ctr. Auth. Rev. Participating VRDN Series Putters 583, 3.65% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	5,170	5,170
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
William S. Hart Union High School District Participating VRDN Series SG 171, 3.67% (Liquidity Facility Societe Generale) (a)(c)	$ 8,600	$ 8,600
Yucaipa Valley Wtr. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 2130, 3.65% (Liquidity Facility Citigroup, Inc.) (a)(c)	3,505	3,505
		4,393,743
Guam - 0.0%
Guam Int'l. Arpt. Auth. Rev. Bonds Series C, 5% 10/1/07 (MBIA Insured) (b)	2,850	2,872
Puerto Rico - 4.3%
Puerto Rico Commonwealth Gen. Oblig.:
Participating VRDN Series Floater 53G, 3.68% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	11,000	11,000
TRAN 4.5% 7/30/07, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA	67,500	67,772
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series MACN 06 H, 3.65% (Liquidity Facility Bank of America NA) (a)(c)	4,500	4,500
Series MACN 06 R, 3.65% (Liquidity Facility Bank of America NA) (a)(c)	7,500	7,500
Series ROC II R 785 CE, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(c)	90,000	90,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series MS 06 1534, 3.66% (Liquidity Facility Morgan Stanley) (a)(c)	3,475	3,475
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN Series PA 778R, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,850	3,850
Univ. of Puerto Rico Rev. Participating VRDN Series LB 06 FC4, 3.56% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	15,600	15,600
		203,697
TOTAL INVESTMENT PORTFOLIO - 96.6% (Cost $4,600,312)		4,600,312
NET OTHER ASSETS - 3.4%		161,659
NET ASSETS - 100%		$ 4,761,971
Security Type Abbreviations
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Fidelity California Municipal Money Market Fund

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2007

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,600,312)		$ 4,600,312
Cash		138,870
Receivable for investments sold		23,015
Receivable for fund shares sold		99,996
Interest receivable		30,851
Prepaid expenses		17
Other receivables		928
Total assets		4,893,989

Liabilities
Payable for investments purchased	$ 45,243
Payable for fund shares redeemed	84,059
Distributions payable	113
Accrued management fee	1,445
Other affiliated payables	1,092
Other payables and accrued expenses	66
Total liabilities		132,018

Net Assets		$ 4,761,971
Net Assets consist of:
Paid in capital		$ 4,760,901
Undistributed net investment income		142
Accumulated undistributed net realized gain (loss) on investments		928
Net Assets, for 4,760,047 shares outstanding		$ 4,761,971
Net Asset Value, offering price and redemption price per share ($4,761,971 ÷ 4,760,047 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity California Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended February 28, 2007

Investment Income
Interest		$ 148,917

Expenses
Management fee	$ 16,053
Transfer agent fees	5,732
Accounting fees and expenses	366
Custodian fees and expenses	68
Independent trustees' compensation	15
Registration fees	84
Audit	57
Legal	14
Miscellaneous	72
Total expenses before reductions	22,461
Expense reductions	(5,859)	16,602
Net investment income		132,315
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,018
Net increase in net assets resulting from operations		$ 133,333

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2007	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 132,315	$ 81,280
Net realized gain (loss)	1,018	47
Net increase in net assets resulting from operations	133,333	81,327
Distributions to shareholders from net investment income	(132,257)	(81,250)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	19,929,849	15,764,573
Reinvestment of distributions	130,416	80,226
Cost of shares redeemed	(19,395,177)	(15,222,801)
Net increase (decrease) in net assets and shares resulting from share transactions	665,088	621,998
Total increase (decrease) in net assets	666,164	622,075

Net Assets
Beginning of period	4,095,807	3,473,732
End of period (including undistributed net investment income of $142 and undistributed net investment income of $84, respectively)	$ 4,761,971	$ 4,095,807

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended February 28,	2007	2006	2005	2004 C	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.030	.022	.009	.006	.010
Distributions from net investment income	(.030)	(.022)	(.009)	(.006)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	3.09%	2.19%	.87%	.57%	.99%
Ratios to Average Net Assets B
Expenses before reductions	.52%	.52%	.53%	.52%	.52%
Expenses net of fee waivers, if any	.52%	.52%	.53%	.52%	.52%
Expenses net of all reductions	.38%	.41%	.50%	.50%	.49%
Net investment income	3.05%	2.18%	.88%	.56%	.98%
Supplemental Data
Net assets, end of period (in millions)	$ 4,762	$ 4,096	$ 3,474	$ 2,899	$ 2,626

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

C For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity California AMT Tax-Free Money Market Fund and Fidelity California Municipal Money Market Fund (the Funds) are funds of Fidelity California Municipal Trust II (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. On January 18, 2007, the Board of Trustees of Fidelity California AMT Tax-Free Money Market Fund approved the creation of additional classes of shares. The Fund is expected to commence sale of shares of Institutional Class and Service Class and the existing class will be designated California AMT Tax-Free Money Market on or about April 25, 2007. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of California. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, Certain Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity California AMT Tax-Free Money Market Fund	$ 3,199,038	$ -	$ -	$ -
Fidelity California Municipal Money Market Fund	4,600,312	-	-	-
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Fidelity California AMT Tax-Free Money Market Fund	$ 98	$ 357	$ -
Fidelity California Municipal Money Market Fund	145	230	-

The tax character of distributions paid was as follows:

February 28, 2007
	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity California AMT Tax-Free Money Market Fund	$ 88,327	$ -	$ 299	$ 88,626
Fidelity California Municipal Money Market Fund	132,257	-	-	132,257
February 28, 2006
	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity California AMT Tax-Free Money Market Fund	$ 42,654	$ -	$ -	$ 42,654
Fidelity California Municipal Money Market Fund	81,250	-	-	81,250

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

4. Operating Policies.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide Fidelity California Municipal Money Market Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

FMR and its affiliates provide Fidelity California AMT Tax-Free Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .43% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

On March 15, 2007, the Board of Trustees approved an amendment to the Fidelity California AMT Tax-Free Money Market Fund's management contract lowering the management fee from .43% to .20% of average net assets. Under the amended management contract, effective April 1, 2007, FMR will pay all other fund-level expenses except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, on March 15, 2007, the Board of Trustees of Fidelity California AMT Tax-Free Money Market Fund approved a new expense contract with FMR for the existing class, effective April 1, 2007. Under the expense contract, FMR will pay class-level expenses so that the total expenses do not exceed .35% of the class' average net assets with certain exceptions such as interest expense, including commitment fees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Funds' transfer and shareholder servicing agent and accounting functions. Under the terms of the management fee contract, FMR pays transfer agent fees on behalf of the Fidelity California AMT Tax-Free Money Market Fund. The Fidelity California Municipal Money Market Fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the Fidelity California Municipal Money Market Fund's transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity California Municipal Money Market Fund	.13%

On March 15, 2007, the Board of Trustees of Fidelity California AMT Tax-Free Money Market Fund approved a new transfer agent contract with Citibank and new sub-arrangement with FSC. Effective April 1, 2007 the existing class will pay a transfer agent fee of .10% of average net assets, FSC will pay for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Fidelity California AMT Tax-Free Money Market Fund	.35%	$ 2,234

Through an arrangement with Fidelity California AMT Tax-Free Money Market Fund's custodian and transfer agent, $2,351 of credits realized as a result of uninvested cash balances were used to reduce the fund's management fee.

In addition, through arrangements with each applicable Fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Fidelity California Municipal Money Market Fund	$ 68	$ 5,588	$ 203

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust II and the Shareholders of Fidelity California AMT Tax-Free Money Market Fund and Fidelity California Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity California AMT Tax-Free Money Market Fund and Fidelity California Municipal Money Market Fund (funds of California Municipal Trust II) at February 28, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity California Municipal Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 16, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Each of the Trustees oversees 349 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-
present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity California Municipal Trust II. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of California Municipal Money Market and California AMT Tax-Free Money Market. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of California Municipal Money Market and California AMT Tax-Free Money Market. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Charles S. Morrison (46)

Year of Election or Appointment: 2005

Vice President of California Municipal Money Market and California AMT Tax-Free Money Market. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present) and certain Asset Allocation Funds (2002-present). Previously, he served as Vice President of Fidelity's Bond Funds (2002-2005) and certain Balanced Funds (2002-2005). He served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002-present) and FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (59)

Year of Election or Appointment: 2002

Vice President of California Municipal Money Market and California AMT Tax-Free Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Douglas T. McGinley (41)

Year of Election or Appointment: 2006

Vice President and manager of California Municipal Money Market and California AMT Tax-Free Municipal Money Market. Mr. McGinley also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. McGinley worked as an analyst and manager.

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of California Municipal Money Market and California AMT Tax-Free Money Market. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Treasurer of California Municipal Money Market and California AMT Tax-Free Money Market. Mr. Goebel also serves as Assistant Treasurer of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of California Municipal Money Market and California AMT Tax-Free Money Market. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of California Municipal Money Market and California AMT Tax-Free Money Market. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of California Municipal Money Market and California AMT Tax-Free Money Market. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of California Municipal Money Market and California AMT Tax-Free Money Market. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of California Municipal Money Market and California AMT Tax-Free Money Market. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of California Municipal Money Market and California AMT Tax-Free Money Market. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)

Year of Election or Appointment: 2004

Assistant Treasurer of California Municipal Money Market and California AMT Tax-Free Money Market. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of California Municipal Money Market and California AMT Tax-Free Money Market. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of California Municipal Money Market and California AMT Tax-Free Money Market. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Fidelity California AMT Tax-Free Money Market Fund	04/16/07	04/13/07	$.0001

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2007 or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity California AMT Tax-Free Money Market Fund	$736,725
Fidelity California Municipal Money Market Fund	$861,707

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California AMT Tax-Free Money Market Fund

On March 15, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract (the Amended Contract) for the fund, effective April 1, 2007. The Amended Contract lowers the fund's management fee from 43 basis points to 20 basis points of the fund's average daily net assets. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline.

Shareholder and Administrative Services. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution and shareholder services performed by the Investment Advisers and affiliated companies.

Investment Performance. The Board noted that the approval of the Amended Contract would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated, or its trading and compliance operations.

Based on this review of services, the Board concluded that the nature, extent, and quality of services provided to the fund will benefit shareholders of the fund.

Competitiveness of Management Fees and Total Fund Expenses. The Board considered that under the fund's existing management contract, the fund was paying an all-inclusive management fee, whereby FMR was responsible for payment of virtually all fund-level expenses. In approving the Amended Contract, the Board considered that the Amended Contract requires FMR to pay fund-level expenses (such as custody, pricing and bookkeeping, legal, and audit fees), but not class-level expenses (such as transfer agent fees and 12b-1 fees). The Board also considered that the Amended Contract reduces the fund's management fee from 43 basis points to 20 basis points of the fund's average daily assets. The Board noted that the lower management fee rate proposed for the fund would have ranked the fund's management fee below the median of its competitors for 2006.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In connection with its review of the fund's total expenses, the Board considered the fund's management fee as well as the fund's non-management expenses, such as transfer agent fees. The Board approved changes (effective April 1, 2007) in the contractual arrangements for the fund that (i) set the transfer agent fee at 10 basis points, and (ii) limit total expenses of the fund to 35 basis points, pursuant to a new expense contract. The Board noted that projected total expenses for the fund's shareholders would be 30 basis points, and that total expenses may not exceed 35 basis points without Board and shareholder approval.

The Board recognized that, although the new flat transfer agent fee rate would be higher than the effective rate for calendar year 2006 (approximately 7.6 bp), total expenses paid by shareholders would be 5 to 10 basis points lower under the new contractual expense arrangements. The Board also noted that the projected total expenses of the fund would have ranked below the median of its competitors for 2006.

Based on this review, the Board concluded that the fund's management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. In connection with its approval of the fund's Amended Contract, the Board did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement because it was approving an arrangement that reduces the management fee and total expenses that the fund pays. The Board noted Fidelity's assertion that reducing the management fee for the fund would reduce Fidelity's profitability. In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. In connection with its approval of the fund's Amended Contract, the Board did not consider economies of scale because the arrangement lowers the fund's management fee and, under the expense contract, FMR will bear all class-level expenses of the fund's existing class of shareholders so that the class's total expenses do not exceed 35 basis points. In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after consideration of all material factors, the Board concluded that the advisory fee structure is fair and reasonable, and that the Amended Contract should be approved.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

CMS-UANN-0407
1.790912.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, February 28, 2007, Fidelity California Municipal Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended February 28, 2007 and February 28, 2006, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity California AMT Tax-Free Money Market Fund, and Fidelity California Municipal Money Market Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A
Fidelity California AMT Tax-Free Money Market Fund	$43,000	$38,000
Fidelity California Municipal Money Market Fund	$47,000	$44,000
All funds in the Fidelity Group of Funds audited by PwC	$14,100,000	$12,500,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended February 28, 2007 and February 28, 2006, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A
Fidelity California AMT Tax-Free Money Market Fund	$0	$0
Fidelity California Municipal Money Market Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended February 28, 2007 and February 28, 2006, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007A	2006A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended February 28, 2007 and February 28, 2006, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2007A	2006A
Fidelity California AMT Tax-Free Money Market Fund	$1,900	$1,800
Fidelity California Municipal Money Market Fund	$1,900	$1,800
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended February 28, 2007 and February 28, 2006, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended February 28, 2007 and February 28, 2006, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2007A	2006A
Fidelity California AMT Tax-Free Money Market Fund	$2,500	$2,200
Fidelity California Municipal Money Market Fund	$3,400	$3,500
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended February 28, 2007 and February 28, 2006, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A
PwC	$125,000	$155,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2007 and February 28, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2007 and February 28, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2007 and February 28, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2007 and February 28, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2007 and February 28, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2007 and February 28, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended February 28, 2007 and February 28, 2006, the aggregate fees billed by PwC of $1,265,000A and $1,175,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A
Covered Services	$135,000	$175,000
Non-Covered Services	$1,130,000	$1,000,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 19, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 19, 2007